BRADFORD RODGERS
Vice President – Senior Counsel
Writer’s Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: brad.rodgers@protective.com

October 1, 2021
VIA EDGAR
Commissioners
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:
Lincoln Life Flexible Premium Variable Life Account LMB-V
The Lincoln National Life Insurance Company
File No. 811-9075; CIK No. 0001071939
Initial Registration Statement on Form N-6
Flexible Premium Variable Life Insurance Contracts
Commissioners:
On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln Life Flexible Premium Variable Life Account LMB-V (the “Account”), we are hereby transmitting for filing an initial Registration Statement on Form N-6 (the “Registration Statement”) to register interests in certain flexible premium variable life insurance contracts (the “Contracts”) as securities under the Securities Act of 1933, as amended (the “1933 Act”), to be issued by the Company and the Account. The Contracts are identical to contracts previously registered with the Securities and Exchange Commission (“SEC”) and issued by Liberty Life Assurance Company of Boston (“Liberty Life of Boston”), except for the identity of the depositor company.

In 2018, the Company acquired Liberty Life of Boston and later renamed it Lincoln Life Assurance Company of Boston (“Lincoln Life of Boston”). On October 1, 2021, Lincoln Life of Boston, a wholly owned subsidiary of the Company, merged with and into the Company with the Company remaining as the surviving company following the merger (the “Merger”). Informal draft registration filings were previously provided to the SEC Staff in connection with the Merger and all Staff comments related to those filings were responded to in full. The Company believes that the Registration Statement addresses all prior SEC Staff comments and that all of the information required for the Registration Statement to be declared effective has been included.

The Company on behalf of the Account and the principal underwriter of the Contracts are also submitting acceleration requests pursuant to Rule 461 of the 1933 Act, requesting acceleration of the effective date of the Registration Statement to October 1, 2021.

The Company thanks the Staff for its effort and cooperation in reviewing and providing thoughtful comments in connection with the draft registration filings.  If you have any questions regarding the Registration Statement, please contact the undersigned at the above number.

Sincerely,

/s/ Bradford Rodgers

Bradford Rodgers

Vice President and Senior Counsel
Protective Life Insurance Company, As Administrator